FGF-Q3

Quarterly Report
February 28, 2026
MFS®  International Growth Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 2.3%
Rolls-Royce Holdings PLC	30,747,808	$552,566,493
Alcoholic Beverages – 3.6%
Diageo PLC	8,905,905	$199,534,077
Heineken N.V.	5,684,843	527,704,111
Pernod Ricard S.A.	1,554,405	143,738,979
		$870,977,167
Apparel Manufacturers – 2.2%
Burberry Group PLC (a)	4,198,992	$65,811,551
LVMH Moet Hennessy Louis Vuitton SE	704,992	453,245,439
		$519,056,990
Brokerage & Asset Managers – 4.3%
B3 S.A. - Brasil Bolsa Balcao	71,473,200	$249,560,183
Banco BTG Pactual S.A.	12,432,178	148,560,465
Deutsche Boerse AG	1,417,795	389,331,992
London Stock Exchange Group PLC	1,088,456	129,963,670
XP, Inc.	5,163,955	111,179,951
		$1,028,596,261
Business Services – 3.3%
Compass Group PLC	5,968,237	$183,221,800
Experian PLC	5,651,597	212,192,321
Nomura Research Institute Ltd.	6,371,200	178,164,316
OBIC Co. Ltd.	5,832,800	156,871,002
Sodexo	980,841	53,775,830
		$784,225,269
Chemicals – 0.4%
UPL Ltd.	14,004,490	$98,118,596
Computer Software – 5.8%
Dassault Systemes SE	11,678,525	$255,977,879
Kingsoft Corp.	14,423,400	47,934,197
Oracle Corp.	1,367,400	82,587,755
SAP SE	4,029,645	814,013,907
Totvs S.A.	16,382,500	120,923,398
Wisetech Global Ltd.	2,494,819	84,404,328
		$1,405,841,464
Computer Software - Systems – 4.3%
Amadeus IT Group S.A.	5,514,964	$343,679,268
Cap Gemini S.A.	2,056,309	259,860,155
Hitachi Ltd.	12,634,300	422,801,856
		$1,026,341,279
Construction – 1.5%
James Hardie Industries PLC, GDR (a)	6,632,873	$161,528,136
Kingspan Group PLC	814,732	81,202,685
Sika AG	529,487	109,843,502
		$352,574,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.2%
AmorePacific Corp.	1,184,656	$124,683,294
Haleon PLC	43,394,911	237,258,169
Reckitt Benckiser Group PLC	4,531,142	397,648,575
		$759,590,038
Electrical Equipment – 4.0%
Schneider Electric SE	2,930,361	$958,077,878
Electronics – 7.4%
ASML Holding N.V.	255,540	$372,420,314
Taiwan Semiconductor Manufacturing Co. Ltd.	22,220,000	1,396,214,770
		$1,768,635,084
Energy - Independent – 0.6%
Reliance Industries Ltd.	10,043,885	$153,888,199
Food & Beverages – 3.1%
Nestle S.A.	6,731,799	$735,301,398
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	4,393,600	$101,002,299
Gaming & Lodging – 1.7%
Aristocrat Leisure Ltd.	4,110,419	$140,642,652
Flutter Entertainment PLC (a)	1,201,392	127,515,747
Lottery Corp. Ltd.	10,471,750	41,061,741
Sands China Ltd.	41,384,000	93,681,857
		$402,901,997
Insurance – 2.7%
AIA Group Ltd.	58,678,600	$651,034,394
Interactive Media Services – 1.0%
LY Corp.	33,394,100	$83,183,203
NAVER Corp.	929,856	164,510,498
		$247,693,701
Internet – 0.3%
Mercadolibre, Inc. (a)	45,199	$79,440,858
Leisure & Toys – 1.9%
Tencent Holdings Ltd.	6,955,800	$460,554,797
Machinery & Tools – 7.8%
Assa Abloy AB	11,742,240	$501,551,658
Atlas Copco AB	10,099,084	218,200,445
Delta Electronics, Inc.	8,686,000	393,101,671
GEA Group AG	4,464,083	347,606,751
RB Global, Inc.	4,025,214	405,487,083
		$1,865,947,608
Major Banks – 1.4%
DBS Group Holdings Ltd.	7,540,840	$340,527,141
Medical Equipment – 2.5%
EssilorLuxottica	354,565	$94,348,451
QIAGEN N.V.	4,281,375	212,270,321
Sonova Holding AG	480,533	126,187,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	13,251,400	$179,044,306
		$611,851,037
Metals & Mining – 0.7%
Glencore PLC	24,603,291	$177,056,480
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	21,617,400	$57,971,349
Oil Services – 0.9%
Tenaris S.A.	7,848,549	$214,411,330
Other Banks & Diversified Financials – 5.5%
Credicorp Ltd.	1,030,587	$356,974,725
Element Fleet Management Corp.	9,606,976	228,826,399
Grupo Financiero Banorte S.A. de C.V.	18,732,521	213,615,132
HDFC Bank Ltd.	33,437,733	326,286,778
ICICI Bank Ltd.	5,762,076	87,334,075
Kasikornbank PLC	15,576,300	101,219,643
		$1,314,256,752
Pharmaceuticals – 8.1%
AstraZeneca PLC	3,460,530	$724,814,526
Daiichi Sankyo Co. Ltd.	10,906,700	213,992,436
Merck KGaA	947,855	143,694,150
Novartis AG	1,668,762	283,245,680
Novo Nordisk A.S., “B”	2,765,650	104,046,451
Roche Holding AG	990,872	472,979,156
		$1,942,772,399
Precious Metals & Minerals – 6.4%
Agnico Eagle Mines Ltd.	2,981,353	$748,873,559
Franco-Nevada Corp.	2,206,827	616,788,773
Northern Star Resources Ltd. Co.	7,803,040	168,145,868
		$1,533,808,200
Restaurants – 0.6%
Yum China Holdings, Inc.	1,725,994	$94,774,331
Yum China Holdings, Inc.	736,700	40,792,806
		$135,567,137
Specialty Chemicals – 7.6%
Air Liquide S.A.	2,114,519	$445,335,476
Akzo Nobel N.V.	1,589,243	111,957,400
Linde PLC	1,068,048	542,653,828
Resonac Holdings Corp.	6,049,300	462,127,551
Symrise AG	3,020,077	276,846,042
		$1,838,920,297
Specialty Stores – 2.4%
Alibaba Group Holding Ltd.	9,643,200	$176,139,949
Nitori Co. Ltd.	7,414,900	148,521,162
Pan Pacific International Holdings Corp.	21,137,765	140,769,542
Zalando SE (a)	4,376,597	107,306,292
		$572,736,945
Total Common Stocks		$23,562,245,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.7% (v)	415,186,901	$415,228,420

Other Assets, Less Liabilities – 0.2%		36,237,416
Net Assets – 100.0%		$24,013,710,996

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $415,228,420 and
$23,562,245,160, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$2,880,067,662	$—	$—	$2,880,067,662
France	2,664,360,087	—	—	2,664,360,087
Germany	2,291,069,455	—	—	2,291,069,455
Japan	2,169,065,428	—	—	2,169,065,428
Canada	1,999,975,814	—	—	1,999,975,814
Taiwan	—	1,789,316,441	—	1,789,316,441
Switzerland	1,727,557,695	—	—	1,727,557,695
Netherlands	1,012,081,825	—	—	1,012,081,825
China	878,167,429	—	—	878,167,429
Other Countries	6,150,583,324	—	—	6,150,583,324
Investment Companies	415,228,420	—	—	415,228,420
Total	$22,188,157,139	$1,789,316,441	$—	$23,977,473,580
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$566,303,964	$2,655,439,334	$2,806,536,934	$(30,131)	$52,187	$415,228,420

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,298,831	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2026, are as follows:
United Kingdom	12.0%
France	11.1%
Germany	9.5%
Japan	9.0%
Canada	8.3%
Taiwan	7.5%
Switzerland	7.2%
United States	5.0%
Netherlands	4.2%
Other Countries	26.2%